OPPENHEIMER CORE BOND FUND
Supplement dated October 20, 2014 to the
Prospectus dated March 28, 2014

This supplement amends the Prospectus of Oppenheimer Core Bond Fund (the "Fund"), dated March 28, 2014, and is in addition to any other supplement(s).
Effective immediately:
1.
The tables titled "Shareholder Fees" and "Annual Fund Operating Expenses," and the footnotes that immediately follow those tables, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	4.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original offering price or redemption proceeds)	None	5%	1%	None	None	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Y	Class I
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.05%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	1.24%	0.74%	0.55%
Fee Waiver and/or Expense Reimbursement[2]	(0.14%)	(0.08%)	(0.08%)	(0.08%)	(0.14%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%	1.66%	1.66%	1.16%	0.60%	0.53%

1.	Expenses have been restated to reflect current fees.
2.
After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" to annual rates of 0.85% for Class A and 0.60% for Class Y shares, as calculated on the daily net assets of the Fund. In addition, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expense, taxes, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.65% for Class B and Class C shares, and 1.15% for Class R shares, as calculated on the daily net assets of the Fund. After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in funds managed by the Manager or its affiliates. Each of these fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of this prospectus supplement, unless approved by the Board.

2.	The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
If shares are redeemed:					If shares are not redeemed:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$558	$763	$986	$1,624	$558	$763	$986	$1,624
Class B	$670	$845	$1,144	$1,677	$170	$545	$944	$1,677
Class C	$270	$545	$944	$2,063	$170	$545	$944	$2,063
Class R	$119	$388	$677	$1,502	$119	$388	$677	$1,502
Class Y	$62	$223	$399	$909	$62	$223	$399	$909
Class I	$54	$175	$306	$689	$54	$175	$306	$689